Significant Accounting Policies (Policies) - Employees' Profit Sharing and 401(k) Plan	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Basis of Accounting	Basis of Accounting The financial statements of the UFP Industries, Inc. Employees’ Profit Sharing and 401(k) Plan are presented on the accrual method of accounting.
Subsequent Events

Subsequent Events

Subsequent events have been evaluated by management through June 12, 2026, the date these financial statements were available to be issued. Effective January 1, 2026, the Plan was amended to incorporate Roth catch-up contribution provisions required under the SECURE 2.0 Act for participants whose prior year Federal Insurance Contributions Act (“FICA”) wages exceed the applicable statutory threshold. Under the amendment, catch-up contributions for such participants are required to be made on a Roth after-tax basis.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect reported amounts. Although actual results could differ from these estimates, management believes estimated amounts recorded are reasonable and appropriate.

Risks and Uncertainties

Risks and Uncertainties

The Plan utilizes various investment instruments. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are stated at estimated fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability.  The Plan utilizes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  The following provides a description of the three levels of inputs that may be used to measure fair value:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 – Significant observable inputs such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable or can be derived from or corroborated by observable market data by correlation or other means.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following valuation methodologies were used to measure the fair value of the Plan’s investments:

Common Stock: Valued at quoted market prices in an exchange and active market in which the securities are traded.

Money Market Fund: Valued at quoted market prices in an exchange and active market, which represent the net asset value (NAV) of shares held by the Plan.  The money market fund seeks to maintain a $1.00 NAV.

Mutual Funds: Valued at quoted market prices in an exchange and active market, which represent the net asset values of shares held by the Plan.

Collective Investment Trust (CIT): The fair value of participation units held in the Principal Stable Value Fund, Large Cap Growth Fund II, and T. Rowe Price Retirement Trusts are based on net asset value, which is obtained from audited information reported by the issuer of the CIT at year-end and is used as a practical expedient. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV.

The investment objective of the Principal Stable Value Fund is to provide preservation of capital, relatively stable returns consistent with its comparatively low risk profile, and liquidity for benefit-responsive payments. Withdrawals from the Principal Stable Value Fund for benefit payments and participant transfers to noncompeting options are made to plan participants promptly upon request but in all cases within 30 days after written notification has been received.  All Plan Sponsor-directed full or partial withdrawals are subject to a twelve month advance written notice requirement, though the Principal Stable Value Fund may waive this requirement at its discretion. There are no unfunded commitments relating to these investments.

The investment objective of the Large Cap Growth Fund II is to provide long-term capital appreciation primarily through a portfolio of underappreciated growth stocks. The investment objective of the T. Rowe Price Retirement Trusts is to seek the highest growth total return over time consistent with an emphasis on both capital growth and income that gradually shifts from higher risk equity securities to lower risk fixed income securities as retirement approaches. All Plan Sponsor-directed full or partial withdrawals from the Large Cap Growth Fund and T. Rowe Price Retirement Trusts are subject to 5 business days’ prior written notice for withdrawals exceeding $1,000,000. There are no unfunded commitments relating to these investments.

The UFP Industries, Inc. Stock Fund (the Fund) is tracked on a unitized basis. At December 31, 2025, the Fund consists of common stock of UFP Industries, Inc. (Plan Sponsor) and funds that are held in the Allspring Government Money Market Fund that are sufficient to meet the Fund’s daily cash needs. Unitization of the Fund allows for daily trades. The value of a unit reflects the combined market value of the common stock and the Allspring Government Money Market Fund held by the Fund. At December 31, 2025 and 2024, 1,262,812 and 1,503,069 units, respectively, were outstanding with a value of $87.89 and $108.62 per unit, respectively.

The Plan’s valuation methods may result in a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Although Plan management believes the valuation methods are appropriate and consistent with those participating in the market, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Purchases and sales of securities are recorded on a trade date basis.  Interest income is recorded on the accrual basis.  Dividends are recorded on the ex-dividend date.  Net appreciation and depreciation include the Plan’s gains and losses on investments bought or sold as well as held during the year.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivables from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are deemed distributions based upon the terms of the Plan Document.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Concentration of Investments

Concentration of Investments

Included in investments at December 31, 2025 and 2024 are shares of the Plan Sponsor’s common stock with an aggregate fair value of $108,690,938 and $160,064,047, respectively.  This investment represents 14% and 21% of total investments at December 31, 2025 and 2024, respectively.  A significant decline in the market value of the Plan Sponsor’s stock would significantly affect the net assets available for benefits.

Administrative Expenses

Administrative Expenses

Administrative expenses incurred in connection with the operations of the Plan are paid via certain investment and transactional fees which are borne by the Plan and applied to applicable participant balances. These fees are disclosed in the annual Fee Disclosure Notice and on individual account statements sent to all Plan participants. Substantially all of these expenses are paid to parties-in-interest of the Plan and are based on reasonable and customary rates for the related services. Certain administrative expenses not reflected in this report are paid directly by the Plan Sponsor.